Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Deutsche Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Latin America Equity Fund (formerly DWS Latin America Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 59) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 195%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.74% and 2.49%; and for the period from October 1, 2015 through January 31, 2016, at ratios no higher than 1.82% and 2.57% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A and Class B, respectively. These agreements may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[1] "Other expenses" for Institutional Class are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A and Class B) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Latin American common stocks and other equities (equities that are traded mainly on Latin American markets, issued or guaranteed by a Latin American government or issued by a company organized under the laws of a Latin American country or any company with more than half of its business in Latin America). The fund defines Latin America as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean.

The fund may invest up to 20% of net assets in the equity securities of US and other non-Latin American issuers and in debt securities including junk bonds (grade BB/Ba and below). The fund may also invest as much as 10% of net assets in debt securities rated B or lower.

Management process. Although the fund may invest in any Latin American country, it expects to invest primarily in common stocks of established companies in Argentina, Brazil, Chile, Colombia, Mexico, Panama and Peru.

In choosing securities, portfolio management uses a combination of three analytical disciplines:

  Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
  Analysis of regional themes. Portfolio management looks for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Institutional Class is a new class of shares and therefore does not have a full calendar year of performance available.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	34.03%	June 30, 2009
Worst Quarter	-36.59%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche Latin America Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.16%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	749
3 Years	rr_ExpenseExampleYear03	1,119
5 Years	rr_ExpenseExampleYear05	1,512
10 Years	rr_ExpenseExampleYear10	2,608
1 Year	rr_ExpenseExampleNoRedemptionYear01	749
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,119
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,512
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,608
2005	rr_AnnualReturn2005	52.14%
2006	rr_AnnualReturn2006	41.81%
2007	rr_AnnualReturn2007	44.65%
2008	rr_AnnualReturn2008	(55.95%)
2009	rr_AnnualReturn2009	92.20%
2010	rr_AnnualReturn2010	10.99%
2011	rr_AnnualReturn2011	(22.65%)
2012	rr_AnnualReturn2012	13.28%
2013	rr_AnnualReturn2013	(8.19%)
2014	rr_AnnualReturn2014	(10.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.59%)
Deutsche Latin America Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.16%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	1,130
5 Years	rr_ExpenseExampleYear05	1,626
10 Years	rr_ExpenseExampleYear10	2,633
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	830
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,426
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,633
Deutsche Latin America Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.16%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	360
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,365
10 Years	rr_ExpenseExampleYear10	2,905
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,905
Deutsche Latin America Equity Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	1.16%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	1,802
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	477
5 Years	rr_ExpenseExampleNoRedemptionYear05	824
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
Deutsche Latin America Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.16%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
Deutsche Latin America Equity Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.67%)
5 Years	rr_AverageAnnualReturnYear05	(5.52%)
10 Years	rr_AverageAnnualReturnYear10	7.12%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 29, 2001
Deutsche Latin America Equity Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.60%)
5 Years	rr_AverageAnnualReturnYear05	(5.21%)
10 Years	rr_AverageAnnualReturnYear10	6.90%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 29, 2001
Deutsche Latin America Equity Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.20%)
5 Years	rr_AverageAnnualReturnYear05	(5.12%)
10 Years	rr_AverageAnnualReturnYear10	6.91%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 29, 2001
Deutsche Latin America Equity Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.31%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	8.05%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1992
Deutsche Latin America Equity Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.53%)
5 Years	rr_AverageAnnualReturnYear05	(7.25%)
10 Years	rr_AverageAnnualReturnYear10	5.32%
Deutsche Latin America Equity Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.84%)
5 Years	rr_AverageAnnualReturnYear05	(2.90%)
10 Years	rr_AverageAnnualReturnYear10	7.01%
Deutsche Latin America Equity Fund | MSCI EM (Emerging Markets) Latin America Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.30%)
5 Years	rr_AverageAnnualReturnYear05	(5.26%)
10 Years	rr_AverageAnnualReturnYear10	9.34%

[1]	"Other expenses" for Institutional Class are based on estimated amounts for the current fiscal year.